Share Capital, Share Premium, Reserves (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital, Share Premium, Reserves
Schedule of evolution of the share capital and share premium

			Share	Share	Share
	Common	Total of	capital per	capital (in	premium (in
(Number of shares except otherwise stated)	shares	shares	share	EUR 000)	EUR 000)
January 1, 2025	37,427,265	37,427,265	—	6,430	332,579
May 12, 2025 - Exercise warrants	2,000	2,000	0.17	—	10
June 13, 2025 - Exercise warrants	6,375	6,375	0.17	1	33
June 30, 2025	37,435,640	37,435,640	—	6,431	332,622
July 8, 2025 - Exercise warrants	5,500	5,500	0.17	1	29
September 26, 2025 - Exercise RSU warrants	103,642	103,642	0.17	18	—
November 18, 2025 - Capital increase in cash	5,189,428	5,189,428	0.01	52	20,706
Novermber 20, 2025 - Capital increase in cash	292,250	292,250	0.01	3	1,166
December 31, 2025	43,026,460	43,026,460	—	6,505	354,523
March 2, 2026 - Issuance of shares on conversion of convertible debt	635,943	635,943	0.01	7	2,153
May 20, 2026 - Issuance of shares on conversion of convertible debt	1,031,323	1,031,323	0.01	10	2,236
June 9, 2026 - Capital increase in cash	54,595,394	54,595,394	0.01	546	80,180
June 10, 2026 - Capital increase in cash	637,164	637,164	0.01	6	943
June 30, 2026 - Exercise RSU warrants	146,531	146,531	0.01	1	24
June 30, 2026	100,072,815	100,072,815	—	7,075	440,059

Schedule of movement in other comprehensive income

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2025	820	94	914
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	230	—	230
Total other comprehensive income at June 30, 2025	1,050	94	1,144
Opening value at January 1, 2026	1,048	76	1,124
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	1	—	1
Total other comprehensive income at June 30, 2026	1,049	76	1,125